PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2023	December 31, 2022

Machinery and equipment, at cost	$11,800	$9,900
Accumulated depreciation	(6,271)	(4,620)
Property and equipment, net	$5,529	$5,280

Property and equipment consisted of the following:

	December 31,	December 31,
	2022	2021

Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(4,620)	(1,937)
Property and equipment, net	$5,280	$7,963